SCOPE OF CONSOLIDATION - Associates (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Jan. 27, 2017	Jan. 26, 2017	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets				$ 28,616	$ 32,475
Non-current assets				59,292	58,774
Current liabilities				21,287	23,455
Non-current liabilities				26,138	23,686
Non-controlling interests				1,962	2,022
Net assets attributable to equity holders of the parent				38,521	42,086
Carrying amount in the statements of financial position				2,859	2,871
Revenue				70,615	76,033	$ 68,679
Profit (loss) from continuing operations				(2,391)	5,330	4,575
Other comprehensive income (loss)				(624)	(1,575)	4,083
Total comprehensive (loss) income				$ (3,015)	$ 3,755	8,658
Increase (decrease) in number of shares outstanding (in shares)				(1,488,837)	(6,348,529)
Net gain (loss) on disposal of subsidiaries				$ 101	$ 16	18
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment				105	15	21
Associate
Disclosure of associates [line items]
Current assets				6,846	6,617	5,758
Non-current assets				8,622	7,980	7,502
Current liabilities				3,940	3,439	3,007
Non-current liabilities				2,815	2,411	2,217
Non-controlling interests				384	400	379
Net assets attributable to equity holders of the parent				8,329	8,347	7,657
Company's share of net assets				2,804	2,846	2,652
Adjustments for differences in accounting policies and other				1	(3)	1
Other adjustments				54	28	201
Carrying amount in the statements of financial position				2,859	2,871	2,854
Revenue				9,075	9,193	7,920
Profit (loss) from continuing operations				143	456	373
Other comprehensive income (loss)				1	(32)	(15)
Total comprehensive (loss) income				144	424	358
Cash dividends received by the Company				$ 70	$ 113	$ 67
China Oriental
Disclosure of associates [line items]
Proportion of ownership interest in associate	39.02%	46.99%	37.02%	37.02%	37.02%	39.02%
Proportion of voting rights held in associate				37.02%	37.02%	39.02%
Current assets				$ 2,920	$ 2,516	$ 1,737
Non-current assets				1,797	1,443	1,336
Current liabilities				1,837	1,426	1,261
Non-current liabilities				150	35	119
Non-controlling interests				44	45	23
Net assets attributable to equity holders of the parent				2,686	2,453	1,670
Company's share of net assets				994	908	652
Adjustments for differences in accounting policies and other				0	0	0
Other adjustments				5	44	183
Carrying amount in the statements of financial position				999	952	835
Revenue				3,102	3,370	2,944
Profit (loss) from continuing operations				249	474	275
Other comprehensive income (loss)				0	0	(1)
Total comprehensive (loss) income				249	474	274
Cash dividends received by the Company				$ 57	92	49
Increase (decrease) in number of shares outstanding (in shares)	586,284,000		192,000,000
Net gain (loss) on disposal of subsidiaries	$ (67)		$ (20)		$ (12)	$ (44)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment	$ 23		$ 8
DHS Group
Disclosure of associates [line items]
Proportion of ownership interest in associate				33.43%	33.43%	33.43%
Proportion of voting rights held in associate				33.43%	33.43%	33.43%
Current assets				$ 1,385	$ 1,528	$ 1,699
Non-current assets				2,794	3,062	3,096
Current liabilities				402	480	555
Non-current liabilities				979	1,005	1,121
Non-controlling interests				122	136	136
Net assets attributable to equity holders of the parent				2,676	2,969	2,983
Company's share of net assets				895	992	997
Adjustments for differences in accounting policies and other				43	27	32
Other adjustments				27	(4)	22
Carrying amount in the statements of financial position				965	1,015	1,051
Revenue				1,795	1,959	1,773
Profit (loss) from continuing operations				(116)	20	(4)
Other comprehensive income (loss)				8	5	(5)
Total comprehensive (loss) income				(108)	25	(9)
Cash dividends received by the Company				$ 0	$ 5	$ 0
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of ownership interest in associate				35.00%	35.00%	35.00%
Proportion of voting rights held in associate				35.00%	35.00%	35.00%
Current assets				$ 2,062	$ 2,183	$ 1,967
Non-current assets				1,628	1,526	1,372
Current liabilities				1,038	1,134	889
Non-current liabilities				795	677	446
Non-controlling interests				218	219	220
Net assets attributable to equity holders of the parent				1,639	1,679	1,784
Company's share of net assets				574	588	624
Adjustments for differences in accounting policies and other				(49)	(52)	(54)
Other adjustments				22	(12)	(4)
Carrying amount in the statements of financial position				547	524	566
Revenue				3,724	3,544	2,862
Profit (loss) from continuing operations				82	60	122
Other comprehensive income (loss)				(7)	(37)	(9)
Total comprehensive (loss) income				75	23	113
Cash dividends received by the Company				$ 13	$ 16	$ 18
Baffinland
Disclosure of associates [line items]
Proportion of ownership interest in associate				25.70%	28.76%	31.07%	44.54%
Proportion of voting rights held in associate				25.70%	28.76%	31.07%
Current assets				$ 479	$ 390	$ 355
Non-current assets				2,403	1,949	1,698
Current liabilities				663	399	302
Non-current liabilities				891	694	531
Non-controlling interests				0	0	0
Net assets attributable to equity holders of the parent				1,328	1,246	1,220
Company's share of net assets				341	358	379
Adjustments for differences in accounting policies and other				7	22	23
Other adjustments				0	0	0
Carrying amount in the statements of financial position				348	380	402
Revenue				454	320	341
Profit (loss) from continuing operations				(72)	(98)	(20)
Other comprehensive income (loss)				0	0	0
Total comprehensive (loss) income				(72)	(98)	(20)
Cash dividends received by the Company				0	0	0
Net gain (loss) on disposal of subsidiaries				(4)	(3)	(22)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment				$ (12)	$ (9)	$ (52)